Form N-1A Supplement	Jun. 24, 2025
Lazard Emerging Markets Opportunities ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	LAZARD ACTIVE ETF TRUST Lazard Emerging Markets Opportunities ETF Supplement to Current Summary Prospectus and Prospectus Please retain this supplement for future reference.